Accounts Receivables (Details) - Schedule of accounts receivables, net - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Schedule of accounts receivables, net [Abstract]
Accounts receivables	$ 6,566	$ 14,875
Allowance for doubtful accounts
Total, net	6,566	14,875
Accounts receivables-related parties	547,865	1,571,991
Allowance for doubtful accounts	(18,458)	(53,727)
Total, net	$ 529,407	$ 1,518,264